Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Financial Assets Held for Trading Recognized at Fair Value (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading [Line Items]
Fair value	R$ 270,121	R$ 204,648
Investment funds [member]
Disclosure of financial assets held for trading [Line Items]
Fair value	3,212	1,173
Held-for-trading financial assets [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	269,776	204,186
Accumulated gain / (loss) reflected in income	345	462
Fair value	270,121	204,648
Held-for-trading financial assets [Member] | Investment funds [member]
Disclosure of financial assets held for trading [Line Items]
Cost	3,211	1,170
Accumulated gain / (loss) reflected in income	1	3
Fair value	3,212	1,173
Held-for-trading financial assets [Member] | Brazilian government securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	230,189	159,602
Accumulated gain / (loss) reflected in income	378	422
Fair value	230,567	160,024
Held-for-trading financial assets [Member] | Brazilian external debt bonds [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	3,148	5,275
Accumulated gain / (loss) reflected in income	62	50
Fair value	3,210	5,325
Held-for-trading financial assets [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	3,942	3,714
Accumulated gain / (loss) reflected in income	33	21
Fair value	3,975	3,735
Held-for-trading financial assets [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	29,286	34,425
Accumulated gain / (loss) reflected in income	(129)	(34)
Fair value	29,157	34,391
Held-for-trading financial assets [Member] | Argentina [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	1,446	634
Accumulated gain / (loss) reflected in income	20	17
Fair value	1,466	651
Held-for-trading financial assets [Member] | Chile [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	50	126
Accumulated gain / (loss) reflected in income	1	1
Fair value	51	127
Held-for-trading financial assets [Member] | Colombia [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	2,080	2,666
Accumulated gain / (loss) reflected in income	12	3
Fair value	2,092	2,669
Held-for-trading financial assets [Member] | United States [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	100	78
Fair value	100	78
Held-for-trading financial assets [Member] | Mexico [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	5	6
Fair value	5	6
Held-for-trading financial assets [Member] | Paraguay [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	6	88
Fair value	6	88
Held-for-trading financial assets [Member] | Uruguay [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	222	32
Fair value	222	32
Held-for-trading financial assets [Member] | Other [Member] | Government securities - other countries [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	33	84
Fair value	33	84
Held-for-trading financial assets [Member] | Shares [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	3,969	2,598
Accumulated gain / (loss) reflected in income	(206)	(107)
Fair value	3,763	2,491
Held-for-trading financial assets [Member] | Bank deposit certificates [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	347	1,824
Fair value	347	1,824
Held-for-trading financial assets [Member] | Securitized real estate loans [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	66
Accumulated gain / (loss) reflected in income	(1)
Fair value	65
Held-for-trading financial assets [Member] | Debentures [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	3,181	3,129
Accumulated gain / (loss) reflected in income	77	61
Fair value	3,258	3,190
Held-for-trading financial assets [Member] | Eurobonds and others [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	633	654
Accumulated gain / (loss) reflected in income	1	8
Fair value	634	662
Held-for-trading financial assets [Member] | Financial bills [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	20,612	25,893
Fair value	20,612	25,893
Held-for-trading financial assets [Member] | Promissory notes [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	391
Fair value	391
Held-for-trading financial assets [Member] | Other [Member] | Corporate securities [Member]
Disclosure of financial assets held for trading [Line Items]
Cost	87	327
Accumulated gain / (loss) reflected in income		4
Fair value	R$ 87	R$ 331